Interest Rate Derivatives (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Bank of New York Mellon [Member]
Derivative [Line Items]
Derivative, Purchase Date		2010-09
Derivative Asset, Initial Notional Amount		$ 31,936,667
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2017-09
Derivative at purchase price		$ 921,000
Derivative fair value	[1]	$ 86
Derivative, Variable Debt Financing Facility Hedged		M24 TEBS
Derivative, Maximum Potential Cost of Borrowing		5.00%
Barclays Bank PLC [Member]
Derivative [Line Items]
Derivative, Purchase Date		2010-09
Derivative Asset, Initial Notional Amount		$ 31,936,667
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2017-09
Derivative at purchase price		$ 845,600
Derivative fair value	[1]	$ 86
Derivative, Variable Debt Financing Facility Hedged		M24 TEBS
Derivative, Maximum Potential Cost of Borrowing		5.00%
Royal Bank of Canada [Member]
Derivative [Line Items]
Derivative, Purchase Date		2010-09
Derivative Asset, Initial Notional Amount		$ 31,936,667
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2017-09
Derivative at purchase price		$ 928,000
Derivative fair value	[1]	$ 86
Derivative, Variable Debt Financing Facility Hedged		M24 TEBS
Derivative, Maximum Potential Cost of Borrowing		5.00%
Deutsche Bank [Member]
Derivative [Line Items]
Derivative, Purchase Date		2013-08
Derivative Asset, Initial Notional Amount		$ 93,305,000
Derivative, Fixed Interest Rate		1.50%
Derivative, Maturity Date at a point in time		2017-09
Derivative at purchase price		$ 793,000
Derivative fair value	[1]	$ 8,546
Derivative, Variable Debt Financing Facility Hedged		M24 TEBS
Derivative, Maximum Potential Cost of Borrowing		3.50%
SMBC Capital Markets, Inc [Member]
Derivative [Line Items]
Derivative, Purchase Date		2014-02
Derivative Asset, Initial Notional Amount		$ 41,250,000
Derivative, Fixed Interest Rate		1.00%
Derivative, Maturity Date at a point in time		2017-03
Derivative at purchase price		$ 230,500
Derivative fair value	[1]	$ 1,500
Derivative, Variable Debt Financing Facility Hedged		PHC TOB Trusts
Derivative, Maximum Potential Cost of Borrowing		3.30%
SMBC Capital Markets, Inc-2 [Member]
Derivative [Line Items]
Derivative, Purchase Date		2014-02
Derivative Asset, Initial Notional Amount		$ 11,000,000	$ 28,800,000
Derivative, Fixed Interest Rate		1.00%
Derivative, Maturity Date at a point in time		2017-03
Derivative at purchase price		$ 150,500
Derivative fair value	[1]	$ 400
Derivative, Variable Debt Financing Facility Hedged		MBS TOB Trusts
Derivative, Maximum Potential Cost of Borrowing		2.10%
Barclays Bank PLC 2 [Member]
Derivative [Line Items]
Derivative, Purchase Date		2014-07
Derivative Asset, Initial Notional Amount		$ 31,565,000
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2019-08
Derivative at purchase price		$ 315,200
Derivative fair value	[1]	$ 29,307
Derivative, Variable Debt Financing Facility Hedged		M31 TEBS
Derivative, Maximum Potential Cost of Borrowing		4.40%
Royal Bank of Canada-2 [Member]
Derivative [Line Items]
Derivative, Purchase Date		2014-07
Derivative Asset, Initial Notional Amount		$ 31,565,000
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2019-08
Derivative at purchase price		$ 343,000
Derivative fair value	[1]	$ 29,336
Derivative, Variable Debt Financing Facility Hedged		M31 TEBS
Derivative, Maximum Potential Cost of Borrowing		4.40%
SMBC Capital Markets, Inc-3 [Member]
Derivative [Line Items]
Derivative, Purchase Date		2014-07
Derivative Asset, Initial Notional Amount		$ 31,565,000
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2019-08
Derivative at purchase price		$ 333,200
Derivative fair value	[1]	$ 29,336
Derivative, Variable Debt Financing Facility Hedged		M31 TEBS
Derivative, Maximum Potential Cost of Borrowing		4.40%
Wells Fargo Bank [Member]
Derivative [Line Items]
Derivative, Purchase Date		2015-07
Derivative Asset, Initial Notional Amount		$ 28,095,000
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2020-08
Derivative at purchase price		$ 210,000
Derivative fair value	[1]	$ 81,831
Derivative, Variable Debt Financing Facility Hedged		M33 TEBS
Derivative, Maximum Potential Cost of Borrowing		4.30%
Royal Bank of Canada-3 [Member]
Derivative [Line Items]
Derivative, Purchase Date		2015-07
Derivative Asset, Initial Notional Amount		$ 28,095,000
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2020-08
Derivative at purchase price		$ 187,688
Derivative fair value	[1]	$ 81,831
Derivative, Variable Debt Financing Facility Hedged		M33 TEBS
Derivative, Maximum Potential Cost of Borrowing		4.30%
SMBC Capital Markets, Inc-4 [Member]
Derivative [Line Items]
Derivative, Purchase Date		2015-07
Derivative Asset, Initial Notional Amount		$ 28,095,000
Derivative, Fixed Interest Rate		3.00%
Derivative, Maturity Date at a point in time		2020-08
Derivative at purchase price		$ 174,900
Derivative fair value	[1]	$ 81,831
Derivative, Variable Debt Financing Facility Hedged		M33 TEBS
Derivative, Maximum Potential Cost of Borrowing		4.30%

[1]	For additional details, see Note 17 to the Company's consolidated financial statements.